PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 94.9% of Net Assets
	Aerospace & Defense – 0.9%
14,500	General Dynamics Corp.	$2,842,435

	Automobiles – 1.9%
112,800	General Motors Co.(a)	5,945,688

	Banks – 7.6%
205,200	Bank of America Corp.	8,710,740
138,700	Citigroup, Inc.	9,733,966
132,445	Wells Fargo & Co.	6,146,772

		24,591,478

	Beverages – 3.4%
28,100	Constellation Brands, Inc., Class A	5,920,389
151,004	Keurig Dr Pepper, Inc.	5,158,297

		11,078,686

	Biotechnology – 1.9%
10,162	Regeneron Pharmaceuticals, Inc.(a)	6,149,839

	Capital Markets – 13.0%
86,600	Bank of New York Mellon Corp. (The)	4,489,344
119,500	Charles Schwab Corp. (The)	8,704,380
20,925	Goldman Sachs Group, Inc. (The)	7,910,278
37,800	Intercontinental Exchange, Inc.	4,340,196
62,357	KKR & Co., Inc.	3,796,294
9,085	Moody’s Corp.	3,226,174
7,680	S&P Global, Inc.	3,263,155
73,243	State Street Corp.	6,205,147

		41,934,968

	Consumer Finance – 9.4%
239,200	Ally Financial, Inc.	12,211,160
37,944	American Express Co.	6,356,758
73,405	Capital One Financial Corp.	11,889,408

		30,457,326

	Electronic Equipment, Instruments & Components – 1.5%
36,047	TE Connectivity Ltd.	4,946,369

	Entertainment – 2.7%
14,355	Netflix, Inc.(a)	8,761,431

	Health Care Providers & Services – 5.8%
58,166	CVS Health Corp.	4,935,967
29,407	HCA Healthcare, Inc.	7,137,667
16,985	Humana, Inc.	6,609,713

		18,683,347

	Hotels, Restaurants & Leisure – 4.2%
3,055	Booking Holdings, Inc.(a)	7,252,173

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
48,745	Hilton Worldwide Holdings, Inc.(a)	$6,439,702

		13,691,875

	Industrial Conglomerates – 1.5%
47,825	General Electric Co.	4,927,410

	Insurance – 3.7%
136,895	American International Group, Inc.	7,514,167
40,312	Reinsurance Group of America, Inc.	4,485,113

		11,999,280

	Interactive Media & Services – 6.3%
4,440	Alphabet, Inc., Class A(a)	11,870,429
25,155	Facebook, Inc., Class A(a)	8,537,355

		20,407,784

	Internet & Direct Marketing Retail – 2.6%
92,711	eBay, Inc.	6,459,175
180,630	Qurate Retail, Inc., Class A	1,840,620

		8,299,795

	IT Services – 9.2%
20,820	Automatic Data Processing, Inc.	4,162,334
165,400	DXC Technology Co.(a)	5,559,094
59,600	Fiserv, Inc.(a)	6,466,600
30,165	Gartner, Inc.(a)	9,166,540
4,160	MasterCard, Inc., Class A	1,446,349
13,105	Visa, Inc., Class A	2,919,139

		29,720,056

	Machinery – 1.7%
14,105	Cummins, Inc.	3,167,419
28,800	PACCAR, Inc.	2,272,896

		5,440,315

	Media – 4.5%
9,454	Charter Communications, Inc., Class A(a)	6,878,352
134,600	Comcast Corp., Class A	7,528,178

		14,406,530

	Oil, Gas & Consumable Fuels – 8.1%
259,717	APA Corp.	5,565,735
97,531	ConocoPhillips	6,609,676
49,148	Diamondback Energy, Inc.	4,652,841
115,424	EOG Resources, Inc.	9,265,085

		26,093,337

	Real Estate Management & Development – 1.1%
36,200	CBRE Group, Inc., Class A(a)	3,524,432

	Software – 1.7%
21,476	Workday, Inc., Class A(a)	5,366,638

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – 1.3%
94,469	Altria Group, Inc.	$4,300,229

	Wireless Telecommunication Services – 0.9%
22,670	T-Mobile US, Inc.(a)	2,896,319

	Total Common Stocks (Identified Cost $204,503,902)	306,465,567

Principal Amount
Short-Term Investments – 5.3%
$ 17,021,631	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $17,021,631 on 10/01/2021 collateralized by $17,452,100 U.S. Treasury Note, 1.250% due 9/30/2028 valued at $17,362,117 including accrued interest(b) (Identified Cost $17,021,631)	17,021,631

	Total Investments – 100.2% (Identified Cost $221,525,533)	323,487,198
	Other assets less liabilities – (0.2)%	(548,257)

	Net Assets – 100.0%	$322,938,941

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$306,465,567	$—	$—	$306,465,567
Short-Term Investments	—	17,021,631	—	17,021,631

Total	$306,465,567	$17,021,631	$—	$323,487,198

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Capital Markets	13.0%
Consumer Finance	9.4
IT Services	9.2
Oil, Gas & Consumable Fuels	8.1
Banks	7.6
Interactive Media & Services	6.3
Health Care Providers & Services	5.8
Media	4.5
Hotels, Restaurants & Leisure	4.2
Insurance	3.7
Beverages	3.4
Entertainment	2.7
Internet & Direct Marketing Retail	2.6
Other Investments, less than 2% each	14.4
Short-Term Investments	5.3

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%